                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  7-31
                        --------------------------------------------------------

Date of reporting period:  1-31-2007
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

AMERICAN CENTURY INVESTMENTS
Semiannual Report
January 31, 2007

[photo of winter scene]

Legacy Focused Large Cap Fund
Legacy Large Cap Fund
Legacy Multi Cap Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/ James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

/s/ James E. Stowers III
James E. Stowers III
VICE CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We have the  privilege  of  providing  you with the  semiannual  report  for the
American  Century Legacy  Focused Large Cap,  Legacy Large Cap, and Legacy Multi
Cap funds for the six  months  ended  January  31,  2007.  We've  gathered  this information  to help  you  monitor  your  investment.  Another  resource  is our
website,   americancentury.com,   where   we  post   company   news,   portfolio
commentaries,   investment  views,  and  other  communications  about  portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news,  American Century  announced the following  leadership changes.  Chief  Investment  Officer Mark Mallon retired in the first quarter of
2007,  after  nearly a decade at American  Century.  Effective  January 1, 2007, former International  Equity CIO Enrique Chang became CIO with  responsibilities for the  entire  investment  management  operation.  Prior to  joining  American
Century in 2006, Enrique worked at Munder Capital  Management,  serving the last four  years as  president  and CIO.  Before  that,  he held a series  of  senior investment  management  positions at Vantage Global  Advisors,  J. & W. Seligman and Co., and General Reinsurance Corp.

In January 2007,  President  and Chief  Executive  Officer Bill Lyons  announced his  retirement  after  nearly 20 years at  American  Century.  Chief  Financial
Officer  Jonathan  Thomas was appointed  president  and CEO  effective  March 1,
2007.  Since 2005,  Jonathan has overseen  American  Century's  financial  area,
with  additional  responsibilities  in  purchasing,   facilities,  real  estate,
information  technology,   operations,  and  human  resources.   Before  joining
American  Century,  Jonathan was a managing  director and global chief operating
officer  of  Morgan  Stanley's  investment   division,   and  worked  in  senior
leadership roles for Bank of America,  Boston Financial  Services,  and Fidelity
Investments.

We wish to thank  Mark and Bill for their many  years of  distinguished  service
-- American  Century is a stronger  company as a result of their hard work.  And we firmly  believe  their roles in our firm are  transitioning  to two talented, committed, and experienced top executives.

TABLE OF CONTENTS

     Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns. . . . . . . . . . . . . . . . . . . . . .      2

LEGACY FOCUSED LARGE CAP

LEGACY LARGE CAP

LEGACY MULTI CAP

FINANCIAL STATEMENTS

OTHER INFORMATION

The  opinions  expressed  in the Market  Perspective  and each of the  Portfolio
Commentaries  reflect those of the portfolio  management  team as of the date of the report,  and do not necessarily  represent the opinions of American  Century or any other  person in the American  Century  organization.  Any such  opinions are  subject  to change at any time based upon  market or other  conditions  and
American Century  disclaims any  responsibility  to update such opinions.  These opinions may not be relied upon as  investment  advice and,  because  investment decisions  made by American  Century  funds are based on numerous  factors,  may not be  relied  upon  as an  indication  of  trading  intent  on  behalf  of any
American  Century  fund.   Security  examples  are  used  for   representational
purposes  only and are not  intended  as  recommendations  to  purchase  or sell securities.  Performance  information for comparative  indices and securities is provided to American  Century by third  party  vendors.  To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of cio]

By Enrique Chang, Chief Investment Officer, American Century Investments

'GOLDILOCKS' RE-EMERGED

The six-month  period ended  January 31, 2007,  began with  trepidation  in U.S.
markets but  concluded  with  optimism.  Following a  first-quarter  surge,  the economy  had  slowed  substantially  in the  second  quarter of 2006 as fears of stagflation  (recession combined with inflation) mounted.  Core inflation -- the focus of the Federal  Reserve's (the Fed's)  two-year  campaign of interest rate hikes  at the  time  -- had  yet to  show  signs  of  abating.  But  instead  of stagflation,  a so-called  "Goldilocks"  (seemingly  "just right")  economy took hold, featuring solid growth and relatively tame inflation.

With a  longer-term  outlook that  projected  inflation  would  moderate in late
2006,  the Fed finally  paused its  rate-hike  campaign in early August and left its short-term  target at 5.25% for the remainder of the period.  Core inflation did indeed decline, and economic growth strengthened.  In addition,  record-high crude oil  prices  plunged  from near $80 per barrel to less than $60 per barrel during the six-month period, easing business and consumer costs.

STOCKS RESPONDED FAVORABLY

U.S. markets reacted to lower inflation,  stronger economic growth,  and the Fed pause in rather predictable  fashion:  Broad market indices surged 13-18% in the reporting  period.  Notions  that the Fed might  reduce  rates  sometime in 2007 gradually  increased  in late  2006,  providing  additional  fuel for the rally, though  such hopes  diminished  as the  period  closed.  Continued  double-digit earnings growth and an increase in merger activity also boosted stock returns.

Compared with early 2006,  when investors  clearly  favored  small-cap and value stocks,  the market's gains in the period proved much more equitable  across the market  capitalization  and  investment  style  spectrum  (see the table above).
Within  the  large-cap  space,   growth  stocks   outperformed  value;  if  that
development  persists,  it would represent the reversal of a trend, as large-cap growth returns have trailed large-cap value every calendar year since 1999.

U.S. Stock Index Returns
For the six months ended January 31, 2007*
RUSSELL 1000 (LARGE-CAP)                             14.28%
Russell 1000 Growth                                  15.12%
Russell 1000 Value                                   13.43%
RUSSELL MIDCAP                                       16.20%
Russell Midcap Growth                                15.98%
Russell Midcap Value                                 16.45%
RUSSELL 2000 (SMALL-CAP)                             14.95%
Russell 2000 Growth                                  14.81%
Russell 2000 Value                                   15.08%

*Total returns for periods less than one year are not annualized.

------

PERFORMANCE
Legacy Focused Large Cap

Total Returns as of January 31, 2007
                                                     Since       Inception
                                  6 months(1)    Inception(1)       Date
INVESTOR CLASS                       9.62%          10.82%        5/31/06
S&P 500 INDEX(2)                     13.75%         14.60%           --
RUSSELL 1000 GROWTH INDEX(2)         15.12%         12.48%           --
Institutional Class                  9.74%          10.95%        5/31/06
Advisor Class                        9.47%          10.67%        5/31/06
R Class                              9.32%          10.42%        5/31/06

(1)  Total returns for periods less than one year are not annualized.

(2)  Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved.  Any copying,  republication or redistribution of Lipper content, including by caching,  framing or similar  means,  is expressly  prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content,  or for any actions  taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial
     reporting  services,   periodicals  and  other  resources  believed  to  be
     reliable.   Although  carefully  verified,  data  on  compilations  is  not guaranteed by Lipper and may be incomplete.  No offer or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class's inception date. Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.  The fund is considered non-diversified,  which may subject the fund to risk  because a price  change in any one security may have a greater impact  than  would  be the  case  if the  fund  were  diversified.  The  fund's investment  process  may also  result in high  portfolio  turnover,  which could mean high  transaction  costs,  affecting both performance and capital gains tax liabilities to investors.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on  fund  distributions  or the  redemption  of  fund  shares.  Returns  for the
indices  are  provided  for   comparison.   The  fund's  total  returns  include
operating  expenses (such as transaction  costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Legacy Focused Large Cap

Portfolio Manager: Sheila Davis

Harold  Bradley,  co-portfolio  manager of the Legacy  Funds since their May 31,
2006,  inception,  resigned  from  American  Century in  January  2007 to pursue another  career  opportunity.  Ms.  Davis,  part of the team  that  created  the
Legacy  portfolios and a portfolio  manager since their inception,  continues in that role.

PERFORMANCE SUMMARY

Legacy  Focused  Large Cap gained  9.62%* in the six months  ended  January  31,
2007,  trailing the 13.75% return of its benchmark,  the S&P 500 Index,  and the
15.12%  return  of  the  Russell  1000  Growth  Index.  Our  highly   systematic
investment  process focuses on finding stocks  exhibiting  upward price momentum and  acceleration  in earnings  and  revenue,  a process we believe will lead to long-term  growth.  But  there's  always the risk that  momentum  will go out of favor for  short-term  periods,  and that's what happened early in the reporting period.

MARKET DISAVOWED MOMENTUM

In the third  quarter of 2006,  the market  steered away from stocks  exhibiting price  momentum  more  than it had at any  time  since  the  beginning  of 2004.
Consequently,   our  relative  performance  suffered.  By  the  fourth  quarter,
momentum  factors  found  more  favor  within  the  market,   and  our  relative
performance improved, but not enough to overcome the poor start to the period.

The bulk of our relative  underperformance  stemmed from  security  selection in the  health  care,  financials,  and energy  sectors.  Overweight  positions  in technology  and health care also  detracted  from relative  performance,  as did underweight stakes in both energy and consumer discretionary.

ENERGY, HEALTH CARE STAKES LED DETRACTORS

On an  individual  stock  basis,  the energy  sector  accounted  for many of our worst  detractors.  All of our stakes in that sector resided in the oil, gas and consumable  fuels  industry.  Five  of our  seven  positions  in  that  industry detracted  from the  portfolio's  return  as crude oil  prices  sank late in the reporting period. (See the Market Perspective on page 2.)

Top Ten Holdings as of January 31, 2007
                                                % of net           % of net
                                              assets as of       assets as of
                                                 1/31/07            7/31/06
Infosys Technologies Ltd. ADR                     3.9%               3.3%
Volvo AB ADR                                      3.9%               3.4%
AT&T Inc.                                         3.8%               3.6%
Hilton Hotels Corporation                         3.7%                --
Southern Copper Corp.                             3.7%                --
Arcelor Mittal New York Shares                    3.5%                --
Cia Vale do Rio Doce ADR                          3.5%                --
FPL Group, Inc.                                   3.5%               3.2%
Nordstrom, Inc.                                   3.5%                --
Paccar Inc.                                       3.4%               3.3%

*All fund returns  referenced in this  commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Legacy Focused Large Cap

Health care also  accounted for a significant  number of individual  detractors, including the  portfolio's  worst  performer,  biotech drug maker Celgene.  With our  focus  on  stocks  showing  price  momentum,  we  bought  Celgene  after  a significant  increase in its price in October 2006. The stock continued  surging through  mid-December  before  reaching its peak for the  reporting  period.  It then fell in January  after the  company  said it would  fail to meet  consensus expectations with its 2007 revenue and profit.

TOP HOLDING PERFORMED WELL

Though our overall  performance  lagged,  our top average holding in the period,
Infosys  Technologies,  led the portfolio's  list of individual  contributors on both a relative and absolute basis.  The stock  highlights our willingness to go anywhere for  investments  that have the  characteristics  we desire.  Shares in
India-based  Infosys, a provider of IT consulting  services,  moved consistently higher, finishing the reporting period with a 41% gain.

Meanwhile,  we limited our relative  underperformance  in the period  through an advantageous  overweight  position  in the  telecommunications  sector and sound security selection in utilities, industrials, and materials.

STARTING POINT FOR THE NEXT REPORT PERIOD

Legacy  Focused  Large Cap employs  financial  acceleration  and price  momentum
characteristics  to  identify  investment  opportunities.   James  Stowers  Jr.,
American  Century's  founder,  developed the company's initial  acceleration and
momentum   model  in  the  1970s.   Legacy   Focused  Large  Cap  enhances  this
traditional  American Century approach.  It uses a quantitative model consisting of  additional  financial  and  market  factors  that aim to  exploit  large cap investment  opportunities  across the growth and value  spectrum,  depending  on the economic cycle.

As we entered the  reporting  period  ending July 31, 2007,  our model led us to
overweight  positions  in  materials  and   telecommunications  and  underweight
stakes in energy and consumer staples.

Top Five Industries as of January 31, 2007
                                                   % of net         % of net
                                                 assets as of     assets as of
                                                    1/31/07          7/31/06
Capital Markets                                      16.1%            10.2%
Metals & Mining                                      10.7%            3.1%
Hotels, Restaurants & Leisure                        10.0%             --
Machinery                                            7.3%             6.7%
Diversified Telecommunication Services               7.1%             6.8%

Types of Investments in Portfolio
                                                   % of net         % of net
                                                 assets as of     assets as of
                                                    1/31/07          7/31/06
Domestic Common Stocks                               62.2%            81.6%
Foreign Common Stocks(1)                             37.8%            16.1%
TOTAL COMMON STOCKS                                 100.0%            97.7%
Other Assets and Liabilities                         --(2)            2.3%

(1)  Includes  depositary  shares,  dual listed  securities and foreign ordinary shares.

(2)  Category is less than 0.05% of total net assets.

------

SCHEDULE OF INVESTMENTS
Legacy Focused Large Cap

JANUARY 31, 2007 (UNAUDITED)

Shares                                                                  Value

Common Stocks -- 100.0%

BIOTECHNOLOGY -- 3.1%
        8,600  Celgene Corp.(1)                                          $ 461,648
                                                                    --------------
CAPITAL MARKETS -- 16.1%
        2,952  Bear Stearns Companies Inc. (The)                           486,637
        2,630  BlackRock Inc.                                              441,209
        6,135  Lehman Brothers Holdings Inc.                               504,543
        5,063  Merrill Lynch & Co., Inc.                                   473,694
        6,011  Morgan Stanley                                              497,651
                                                                    --------------
                                                                         2,403,734
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 6.7%
       18,364  Cisco Systems Inc.(1)                                       488,299
        3,974  Research In Motion Ltd.(1)                                  507,797
                                                                    --------------
                                                                           996,096
                                                                    --------------
COMPUTERS & PERIPHERALS -- 3.3%
       11,303  Hewlett-Packard Co.                                         489,194
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
        7,868  Bank of America Corp.                                       413,699
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.1%
       15,122  AT&T Inc.                                                   569,041
        8,005  Telenor ASA ADR                                             491,107
                                                                    --------------
                                                                         1,060,148
                                                                    --------------
ELECTRIC UTILITIES -- 3.5%
        9,185  FPL Group, Inc.                                             520,330
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
        9,979  Baxter International, Inc.                                  495,557
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 10.0%
        9,319  Carnival Corporation                                        480,488
       15,564  Hilton Hotels Corporation                                   550,810
       10,663  McDonald's Corporation                                      472,904
                                                                    --------------
                                                                         1,504,202
                                                                    --------------
INSURANCE -- 3.2%
        7,087  Lincoln National Corp.                                      475,821
                                                                    --------------
IT SERVICES -- 3.9%
       10,062  Infosys Technologies Ltd. ADR                               583,596
                                                                    --------------

Shares                                                                       Value

MACHINERY -- 7.3%
        7,676  Paccar Inc.                                               $ 513,294
        7,868  Volvo AB ADR                                                578,534
                                                                    --------------
                                                                         1,091,828
                                                                    --------------
METALS & MINING -- 10.7%
       11,126  Arcelor Mittal New York Shares(1)                           529,264
       15,373  Cia Vale do Rio Doce ADR                                    521,606
        8,789  Southern Copper Corp.                                       549,312
                                                                    --------------
                                                                         1,600,182
                                                                    --------------
MULTILINE RETAIL -- 3.5%
        9,286  Nordstrom, Inc.                                             517,323
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 3.0%
       13,765  TransCanada Corp.                                           456,860
                                                                    --------------
PHARMACEUTICALS -- 3.0%
       10,315  Merck & Co., Inc.                                           461,596
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
       19,530  ASML Holding N.V. New York Shares(1)                        498,406
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 6.3%
        8,602  Mobile TeleSystems ADR                                      465,884
        5,501  Vimpel-Communications ADR(1)                                469,951
                                                                    --------------
                                                                           935,835
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $13,621,395)                                                      14,966,055
                                                                    --------------
OTHER ASSETS AND LIABILITIES(2)                                              6,765
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $14,972,820
                                                                    ==============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

PERFORMANCE
Legacy Large Cap

Total Returns as of January 31, 2007
                                                    Since      Inception
                                  6 months(1)   Inception(1)     Date
INVESTOR CLASS                       9.61%         11.26%       5/31/06
S&P 500 INDEX(2)                     13.75%        14.60%         --
RUSSELL 1000 GROWTH INDEX(2)         15.12%        12.48%         --
Institutional Class                  9.74%         11.38%       5/31/06
Advisor Class                        9.47%         11.00%       5/31/06
R Class                              9.32%         10.85%       5/31/06

(1) Total returns for periods less than one year are not annualized.

(2) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class's inception date. Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   The  fund's   investment   process  may  result  in  high
portfolio  turnover,  which could mean high  transaction  costs,  affecting both performance and capital gains tax liabilities to investors.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on  fund  distributions  or the  redemption  of  fund  shares.  Returns  for the
indices  are  provided  for   comparison.   The  fund's  total  returns  include
operating  expenses (such as transaction  costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Legacy Large Cap

Portfolio Manager: Sheila Davis

Harold  Bradley,  co-portfolio  manager of the Legacy  Funds since their May 31,
2006,  inception,  resigned  from  American  Century in  January  2007 to pursue another  career  opportunity.  Ms.  Davis,  part of the team  that  created  the
Legacy  portfolios and a portfolio  manager since their inception,  continues in that role.

PERFORMANCE SUMMARY

Legacy  Large Cap  gained  9.61%* in the six  months  ended  January  31,  2007, trailing the 13.75% return of its benchmark,  the S&P 500 Index,  and the 15.12%
return of the  Russell  1000  Growth  Index.  Our highly  systematic  investment
process  focuses  on  finding  stocks   exhibiting  upward  price  momentum  and
acceleration  in  earnings  and  revenue,  a  process  we  believe  will lead to long-term  growth.  But  there's  always the risk that  momentum  will go out of favor for  short-term  periods,  and that's what happened early in the reporting period.

MARKET DISAVOWED MOMENTUM

In the third  quarter of 2006,  the market  steered away from stocks  exhibiting price  momentum  more  than it had at any  time  since  the  beginning  of 2004.
Consequently,   our  relative  performance  suffered.  By  the  fourth  quarter,
momentum  factors  found  more  favor  within  the  market,   and  our  relative
performance improved, but not enough to overcome the poor start to the period.

The bulk of our relative  underperformance  stemmed from  security  selection in the information  technology,  health care,  energy,  and consumer  discretionary sectors.  Overweight  positions  in  technology  and health care also  detracted from  relative  performance,  as did  underweight  stakes  in  both  energy  and consumer discretionary.

ENERGY STAKES LED DETRACTORS

On an  individual  stock  basis,  the energy  sector  accounted  for many of our worst  detractors.  The vast  majority of our stakes in that  sector  resided in the oil, gas and consumable  fuels  industry.  Eight of our 11 positions in that industry  detracted  from the  portfolio's  return as crude oil prices sank late in the reporting period. (See the Market Perspective on page 2.)

Top Ten Holdings as of January 31, 2007
                                                % of net           % of net
                                              assets as of       assets as of
                                                 1/31/07            7/31/06
Vimpel-Communications ADR                         2.9%                --
Cia Vale do Rio Doce ADR                          2.5%                --
Infosys Technologies Ltd. ADR                     2.4%               2.0%
Arcelor Mittal New York Shares                    2.3%                --
Hilton Hotels Corporation                         2.3%                --
AT&T Inc.                                         2.2%               2.2%
Southern Copper Corp.                             2.2%                --
Wipro Ltd. ADR                                    2.2%                --
Research In Motion Ltd.                           2.2%                --
Merrill Lynch & Co., Inc.                         2.1%                --

*All fund returns  referenced in this  commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Legacy Large Cap

Shares in the  portfolio's  worst  performer,  steel maker Nucor,  actually rose
24% in the period.  But we missed the gains  because we purchased the stock just before the company issued a mid-December  warning that its  fourth-quarter  2006 earnings would not meet  expectations.  The stock suffered another hit when U.S.
regulators  voted to lift  13-year-old  tariffs against imports of steel used in automobile manufacturing. We sold our Nucor position after these developments.

TOP HOLDINGS PERFORMED WELL
Though  our  overall   performance   lagged,  our  biggest  individual  holdings
performed  well  in  the  reporting  period.   Our  top  two  average  holdings,
Vimpel-Communications  and Infosys  Technologies,  led the  portfolio's  list of individual  contributors  on both a relative  and  absolute  basis.  Both stocks highlight  our  willingness  to  go  anywhere  for  investments  that  have  the characteristics we desire. Vimpel, a Russia-based  telecommunications  provider, exhibited  steady  upward  price  movement in the  period,  when its shares rose
77%. Likewise,  shares in India-based  Infosys also moved  consistently  higher, finishing the reporting period with a 41% gain.

Meanwhile,  we limited our relative  underperformance  in the period  through an advantageous  overweight  position in the  materials  sector and sound  security selection in utilities and industrials.

STARTING POINT FOR THE NEXT REPORT PERIOD

Legacy   Large  Cap   employs   financial   acceleration   and  price   momentum
characteristics  to  identify  investment  opportunities.   James  Stowers  Jr.,
American  Century's  founder,  developed the company's initial  acceleration and momentum  model  in the  1970s.  Legacy  Large  Cap  enhances  this  traditional
American  Century  approach.   It  uses  a  quantitative   model  consisting  of
additional   financial  and  market  factors  that  aim  to  exploit  large  cap investment  opportunities  across the growth and value  spectrum,  depending  on the economic cycle.

As we entered the  reporting  period  ending July 31, 2007,  our model led us to overweight positions in materials,  technology,  and health care and underweight stakes in energy and consumer staples.

Top Five Industries as of January 31, 2007
                                                  % of net          % of net
                                                assets as of      assets as of
                                                  1/31/07           7/31/06
Capital Markets                                    12.0%              8.0%
Insurance                                           7.1%              8.0%
Metals & Mining                                     7.0%              3.8%
Hotels, Restaurants & Leisure                       6.1%              2.0%
Biotechnology                                       6.0%              6.2%

Types of Investments in Portfolio
                                                  % of net          % of net
                                                assets as of      assets as of
                                                  1/31/07           7/31/06
Domestic Common Stocks                             71.3%             73.5%
Foreign Common Stocks(1)                           28.4%             25.3%
TOTAL COMMON STOCKS                                99.7%             98.8%
Other Assets and Liabilities                        0.3%              1.2%

(1)  Includes  depositary  shares,  dual listed  securities and foreign ordinary shares.

------

SCHEDULE OF INVESTMENTS
Legacy Large Cap

JANUARY 31, 2007 (UNAUDITED)

Shares                                                                  Value

Common Stocks -- 99.7%

AEROSPACE & DEFENSE -- 1.8%
        2,671  Honeywell International Inc.                               $122,038
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 1.9%
        2,835  TNT N.V. ADR                                                128,737
                                                                    --------------
BIOTECHNOLOGY -- 6.0%
        2,730  Biogen Idec Inc.(1)                                         131,968
        2,588  Celgene Corp.(1)                                            138,924
        1,569  Genentech, Inc.(1)                                          137,084
                                                                    --------------
                                                                           407,976
                                                                    --------------
CAPITAL MARKETS -- 12.0%
          793  Bear Stearns Companies Inc. (The)                           130,726
        1,007  Deutsche Bank AG(1)                                         143,004
          625  Goldman Sachs Group, Inc. (The)                             132,600
        1,728  Lehman Brothers Holdings Inc.                               142,111
        1,535  Merrill Lynch & Co., Inc.                                   143,614
        1,558  Morgan Stanley                                              128,987
                                                                    --------------
                                                                           821,042
                                                                    --------------
CHEMICALS -- 4.0%
        1,841  Air Products & Chemicals, Inc.                              137,449
        2,296  Bayer AG ADR                                                135,877
                                                                    --------------
                                                                           273,326
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 4.2%
        5,311  Cisco Systems Inc.(1)                                       141,219
        1,158  Research In Motion Ltd.(1)                                  147,970
                                                                    --------------
                                                                           289,189
                                                                    --------------
COMPUTERS & PERIPHERALS -- 3.8%
        1,442  Apple, Inc.(1)                                              123,623
        9,745  EMC Corp.(1)                                                136,332
                                                                    --------------
                                                                           259,955
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
          229  Chicago Mercantile Exchange Holdings Inc.                   128,996
        2,715  JPMorgan Chase & Co.                                        138,275
                                                                    --------------
                                                                           267,271
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
        4,062  AT&T Inc.                                                   152,853
                                                                    --------------

Shares                                                                  Value

ELECTRIC UTILITIES -- 2.0%
        3,135  American Electric Power                                    $136,467
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
        1,594  Transocean Inc.(1)                                          123,328
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
        1,658  Zimmer Holdings Inc.(1)                                     139,637
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
        1,001  CIGNA Corp.                                                 132,532
        1,642  Humana Inc.(1)                                               91,131
                                                                    --------------
                                                                           223,663
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 6.1%
        2,499  Carnival Corporation                                        128,848
        4,353  Hilton Hotels Corporation                                   154,054
        3,067  McDonald's Corporation                                      136,021
                                                                    --------------
                                                                           418,923
                                                                    --------------
HOUSEHOLD DURABLES -- 1.7%
        2,332  Garmin Ltd.                                                 117,113
                                                                    --------------
HOUSEHOLD PRODUCTS -- 1.8%
        1,940  Procter & Gamble Co. (The)                                  125,848
                                                                    --------------
INSURANCE -- 7.1%
        1,666  American International Group, Inc.                          114,038
        2,196  Principal Financial Group, Inc.                             135,295
        1,318  Prudential Financial, Inc.                                  117,473
        2,343  St. Paul Travelers Companies, Inc. (The)                    119,142
                                                                    --------------
                                                                           485,948
                                                                    --------------
IT SERVICES -- 4.6%
        2,826  Infosys Technologies Ltd. ADR                               163,908
        8,578  Wipro Ltd. ADR                                              148,485
                                                                    --------------
                                                                           312,393
                                                                    --------------
MACHINERY -- 2.1%
        2,122  Paccar Inc.                                                 141,898
                                                                    --------------
MEDIA -- 5.9%
        2,700  Comcast Corporation Cl A(1)                                 119,664
        1,349  Omnicom Group Inc.                                          141,915
        3,937  Walt Disney Co. (The)                                       138,464
                                                                    --------------
                                                                           400,043
                                                                    --------------

------

Legacy Large Cap

Shares                                                                  Value

METALS & MINING -- 7.0%
        3,284  Arcelor Mittal New York Shares(1)                          $156,220
        5,086  Cia Vale do Rio Doce ADR                                    172,567
        2,441  Southern Copper Corp.                                       152,563
                                                                    --------------
                                                                           481,350
                                                                    --------------
PHARMACEUTICALS -- 4.1%
        2,456  Forest Laboratories, Inc.(1)                                137,806
        1,653  Novo-Nordisk AS ADR                                         141,877
                                                                    --------------
                                                                           279,683
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
        5,091  Host Hotels & Resorts Inc.                                  134,759
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.5%
        7,064  Applied Materials, Inc.                                     125,245
        5,385  ASML Holding N.V. New York Shares(1)                        137,425
        3,631  NVIDIA Corp.(1)                                             111,290
                                                                    --------------
                                                                           373,960
                                                                    --------------

Shares                                                                  Value

WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
        2,325  Vimpel-Communications ADR(1)                               $198,625
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $6,122,055)                                                        6,816,025
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.3%                                        20,355
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                              $6,836,380
                                                                    ==============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------

PERFORMANCE
Legacy Multi Cap

Total Returns as of January 31, 2007
                                                        Since        Inception
                                      6 months(1)    Inception(1)       Date
INVESTOR CLASS                          12.37%          11.69%        5/31/06
RUSSELL 3000 INDEX(2)                   14.33%          14.43%           --
RUSSELL 3000 GROWTH INDEX(2)            15.09%          12.17%           --
Institutional Class                     12.49%          11.81%        5/31/06
Advisor Class                           12.21%          11.54%        5/31/06
R Class                                 12.17%          11.38%        5/31/06

(1)  Total returns for periods less than one year are not annualized.

(2)  Data provided by Lipper Inc. - A Reuters Company.  © 2007 Reuters. All
     rights reserved.  Any copying,  republication or  redistribution  of Lipper content,  including  by caching,  framing or similar  means,  is  expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial
     reporting  services,   periodicals  and  other  resources  believed  to  be
     reliable.   Although  carefully  verified,  data  on  compilations  is  not guaranteed by Lipper and may be incomplete.  No offer or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class's inception date. Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   Historically,   small  company   stocks  have  been  more
volatile  than the  stocks of larger,  more  established  companies.  The fund's investment  process  may result in high  portfolio  turnover,  which  could mean high  transaction  costs,  affecting  both  performance  and  capital  gains tax liabilities to investors.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on  fund  distributions  or the  redemption  of  fund  shares.  Returns  for the
indices  are  provided  for   comparison.   The  fund's  total  returns  include
operating  expenses (such as transaction  costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Legacy Multi Cap

Portfolio Manager: Sheila Davis

Harold  Bradley,  co-portfolio  manager of the Legacy  Funds since their May 31,
2006,  inception,  resigned  from  American  Century in  January  2007 to pursue another  career  opportunity.  Ms.  Davis,  part of the team  that  created  the
Legacy  portfolios and a portfolio  manager since their inception,  continues in that role.

PERFORMANCE SUMMARY

Legacy  Multi Cap gained  12.37%*  in the six months  ended  January  31,  2007, trailing the 14.33%  return of its  benchmark,  the Russell 3000 Index,  and the
15.09%  return  of  the  Russell  3000  Growth  Index.  Our  highly   systematic
investment  process focuses on finding stocks  exhibiting  upward price momentum and  acceleration  in earnings  and  revenue,  a process we believe will lead to long-term  growth.  But  there's  always the risk that  momentum  will go out of favor for  short-term  periods,  and that's what happened early in the reporting period.

MARKET DISAVOWED MOMENTUM

In the third  quarter of 2006,  the market  steered away from stocks  exhibiting price  momentum  more  than it had at any  time  since  the  beginning  of 2004.
Consequently,   our  relative  performance  suffered.  By  the  fourth  quarter,
momentum  factors  found  more  favor  within  the  market,   and  our  relative
performance improved, but not enough to overcome the poor start to the period.

The bulk of our relative  underperformance  stemmed from  security  selection in
the  information   technology  and  energy  sectors.   Overweight  positions  in
technology and health care also detracted from relative performance.

WORST DETRACTORS CENTERED ON COMMUNICATIONS EQUIPMENT

Within  the  technology  sector,  our  investments  suffered  the  most  in  two industries:  communications  equipment and computers &  peripherals.  The former
accounted  for  three  of  the  portfolio's  five  worst  relative   detractors,
including an  underweight  position in Cisco  Systems  (whose shares rose 49% in the reporting period) that topped our list of relative detractors.

Top Ten Holdings as of January 31, 2007
                                                    % of net        % of net
                                                  assets as of    assets as of
                                                    1/31/07          7/31/06
IntercontinentalExchange Inc.                         1.7%             --
Millicom International Cellular SA                    1.4%             --
Universal Stainless & Alloy Products, Inc.            1.3%             --
First Marblehead Corp. (The)                          1.3%             --
Allegheny Technologies Inc.                           1.2%             --
MEMC Electronic Materials Inc.                        1.2%             --
WellCare Health Plans Inc.                            1.2%            1.0%
Micrus Endovascular Corp.                             1.2%             --
Shanda Interactive Entertainment Ltd. ADR             1.2%             --
Cia Vale do Rio Doce ADR                              1.2%             --

*All fund returns  referenced in this  commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Legacy Multi Cap

In  computers &  peripherals,  our position in SanDisk  suffered  when shares in the  manufacturer  of  flash-memory  products lost a fifth of their market value in one trading session in October 2006.  Following our process,  we quickly sold the stock because its price and earnings momentum disappeared.

TELECOM, FINANCIALS MUTED UNDERPERFORMANCE

In  addition  to  advantageous   underweight  stakes  in  consumer  staples  and
utilities  and  a  beneficial  overweight  in  materials,   we  exhibited  sound
security  selection  in a  variety  of  sectors.  In  particular,  positions  in telecommunications and financials aided our relative performance.

In telecom,  shares in Millicom  International  Cellular,  which offers  prepaid cellular  services in third-world  markets,  surged 90% in the reporting  period and ranked among our top five individual performers.  In financials,  one of our
10  biggest  positions  in  the  period,  IntercontinentalExchange,  topped  the portfolio's  list of individual  contributors  and exemplifies the type of stock our  investment  process  targets.  Noticing  an upward  trend in the  company's stock  early in the  period,  we bought our stake in the  operator  of  computer trading  platforms in  September  2006.  For the entire  reporting  period,  its shares more than doubled.

STARTING POINT FOR THE NEXT REPORT PERIOD

Legacy   Multi  Cap   employs   financial   acceleration   and  price   momentum
characteristics  to  identify  investment  opportunities.   James  Stowers  Jr.,
American  Century's  founder,  developed the company's initial  acceleration and momentum  model  in the  1970s.  Legacy  Multi  Cap  enhances  this  traditional
American  Century  approach.   It  uses  a  quantitative   model  consisting  of
additional   financial  and  market  factors  that  aim  to  exploit  investment opportunities  across the growth and value  spectrum,  depending on the economic cycle.

As we entered the  reporting  period  ending July 31, 2007,  our model led us to overweight  positions in materials,  telecom,  and  information  technology  and underweight stakes in consumer staples and energy.

------

Top Five Industries as of January 31, 2007
                                                    % of net        % of net
                                                  assets as of    assets as of
                                                    1/31/07          7/31/06
Metals & Mining                                       7.9%            7.8%
Insurance                                             6.7%            9.0%
Semiconductors & Semiconductor Equipment              5.8%             --
Hotels, Restaurants & Leisure                         5.0%             --
Health Care Providers & Services                      4.5%            9.0%

Types of Investments in Portfolio
                                                   % of net         % of net
                                                 assets as of     assets as of
                                                    1/31/07          7/31/06
Domestic Common Stocks                               80.9%            85.0%
Foreign Common Stocks(1)                             17.9%            13.5%
TOTAL COMMON STOCKS                                  98.8%            98.5%
Cash and Equivalents(2)                              1.2%             1.5%

(1)  Includes  depositary  shares,  dual listed  securities and foreign ordinary shares.

(2)  Includes temporary cash investments and other assets and liabilities.

------
15

SCHEDULE OF INVESTMENTS
Legacy Multi Cap

JANUARY 31, 2007 (UNAUDITED)

Shares/Principal Amount                                                  Value

Common Stocks -- 98.8%

AEROSPACE & DEFENSE -- 2.9%
         1,259  Ceradyne Inc.(1)                                             $68,087
         1,297  Honeywell International Inc.                                  59,260
           932  Precision Castparts Corp.                                     82,845
                                                                      --------------
                                                                             210,192
                                                                      --------------
AIRLINES -- 1.9%
         4,996  JetBlue Airways Corp.(1)                                      68,345
         3,550  Republic Airways Holdings Inc.(1)                             67,876
                                                                      --------------
                                                                             136,221
                                                                      --------------
BIOTECHNOLOGY -- 2.8%
         1,262  Celgene Corp.(1)                                              67,744
           890  Gilead Sciences, Inc.(1)                                      57,245
         2,103  MedImmune, Inc.(1)                                            72,890
                                                                      --------------
                                                                             197,879
                                                                      --------------
CAPITAL MARKETS -- 2.9%
           424  Bear Stearns Companies Inc. (The)                             69,897
           519  Deutsche Bank AG(1)                                           73,703
           792  Lehman Brothers Holdings Inc.                                 65,134
                                                                      --------------
                                                                             208,734
                                                                      --------------
CHEMICALS -- 1.0%
         1,177  Bayer AG ADR                                                  69,655
                                                                      --------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
         5,726  CECO Environmental Corp.(1)                                   78,962
         1,206  Huron Consulting Group Inc.(1)                                62,531
         2,860  Korn/Ferry International(1)                                   68,296
                                                                      --------------
                                                                             209,789
                                                                      --------------
COMMUNICATIONS EQUIPMENT -- 2.6%
         1,643  Bel Fuse Inc.                                                 53,365
         2,410  Cisco Systems Inc.(1)                                         64,081
           546  Research In Motion Ltd.(1)                                    69,768
                                                                      --------------
                                                                             187,214
                                                                      --------------
COMPUTERS & PERIPHERALS -- 0.8%
         3,217  Emulex Corp.(1)                                               57,102
                                                                      --------------
CONSTRUCTION & ENGINEERING -- 0.9%
         2,202  Perini Corp.(1)                                               66,544
                                                                      --------------
CONSUMER FINANCE -- 3.0%
         2,374  Dollar Financial Corp.(1)                                     76,039
         2,114  First Cash Financial Services, Inc.(1)                        49,637
         1,648  First Marblehead Corp. (The)                                  89,651
                                                                      --------------
                                                                             215,327
                                                                      --------------

Shares/Principal Amount                                                  Value

DIVERSIFIED FINANCIAL SERVICES -- 4.4%
         1,094  Bank of America Corp.                                        $57,523
           113  Chicago Mercantile Exchange Holdings Inc.                     63,653
         1,232  CIT Group Inc.                                                72,639
           918  IntercontinentalExchange Inc.(1)                             119,844
                                                                      --------------
                                                                             313,659
                                                                      --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
         2,056  AT&T Inc.                                                     77,367
         3,967  Cogent Communications Group, Inc.(1)                          83,307
         3,575  Eschelon Telecom Inc.(1)                                      81,367
                                                                      --------------
                                                                             242,041
                                                                      --------------
ELECTRIC UTILITIES -- 0.9%
         1,526  American Electric Power                                       66,427
                                                                      --------------
ELECTRICAL EQUIPMENT -- 0.8%
           767  Genlyte Group Inc.(1)                                         58,116
                                                                      --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
         1,937  Agilent Technologies, Inc.(1)                                 61,984
         2,064  Arrow Electronics, Inc.(1)                                    72,756
                                                                      --------------
                                                                             134,740
                                                                      --------------
ENERGY EQUIPMENT & SERVICES -- 2.8%
         3,619  Allis-Chalmers Energy Inc.(1)                                 63,875
         2,086  Dawson Geophysical Co.(1)                                     72,447
           848  Transocean Inc.(1)                                            65,610
                                                                      --------------
                                                                             201,932
                                                                      --------------
FOOD & STAPLES RETAILING -- 1.0%
         1,934  SUPERVALU INC.                                                73,453
                                                                      --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
         2,788  Angiodynamics Inc.(1)                                         73,603
         3,542  Micrus Endovascular Corp.(1)                                  84,122
         4,048  Natus Medical Inc.(1)                                         61,530
           845  Zimmer Holdings Inc.(1)                                       71,166
                                                                      --------------
                                                                             290,421
                                                                      --------------
HEALTH CARE PROVIDERS & SERVICES -- 4.5%
         1,434  Fresenius Medical Care AG ADR                                 64,143
         3,443  Gentiva Health Services Inc.(1)                               68,171
           946  Humana Inc.(1)                                                52,503
         1,301  Sierra Health Services, Inc.(1)                               52,300
         1,090  WellCare Health Plans Inc.(1)                                 84,454
                                                                      --------------
                                                                             321,571
                                                                      --------------

------

Legacy Multi Cap

Shares/Principal Amount                                                  Value

HOTELS, RESTAURANTS & LEISURE -- 5.0%
         1,724  Ambassadors International Inc.                               $74,873
         1,272  Carnival Corporation                                          65,584
         2,214  Hilton Hotels Corporation                                     78,354
         1,559  McDonald's Corporation                                        69,142
         1,552  Royal Caribbean Cruises Ltd.                                  69,731
                                                                      --------------
                                                                             357,684
                                                                      --------------
HOUSEHOLD DURABLES -- 0.8%
         7,756  Syntax-Brillian Corp.(1)                                      61,350
                                                                      --------------
HOUSEHOLD PRODUCTS -- 0.9%
           985  Procter & Gamble Co. (The)                                    63,897
                                                                      --------------
INDUSTRIAL CONGLOMERATES -- 1.0%
         1,358  McDermott International, Inc.(1)                              70,127
                                                                      --------------
INSURANCE -- 6.7%
           913  American International Group, Inc.                            62,495
         3,885  Bristol West Holdings Inc.                                    64,374
           960  Lincoln National Corp.                                        64,454
         1,581  Loews Corp.                                                   68,710
           147  Markel Corp.(1)                                               71,310
         1,399  Midland Co. (The)                                             64,326
         4,187  ProCentury Corp.                                              82,276
                                                                      --------------
                                                                             477,945
                                                                      --------------
INTERNET & CATALOG RETAIL -- 1.0%
         1,744  Priceline.com Inc.(1)                                         74,329
                                                                      --------------
INTERNET SOFTWARE & SERVICES -- 3.0%
           600  Baidu.com ADR(1)                                              74,965
         6,012  GigaMedia Ltd.(1)                                             71,362
         3,571  Vocus Inc.(1)                                                 66,599
                                                                      --------------
                                                                             212,926
                                                                      --------------
IT SERVICES -- 1.9%
         1,288  Fiserv, Inc.(1)                                               67,710
         4,714  NCI Inc. Cl A(1)                                              66,986
                                                                      --------------
                                                                             134,696
                                                                      --------------
MACHINERY -- 2.0%
         1,973  CIRCOR International Inc.                                     71,205
         1,057  Paccar Inc.                                                   70,682
                                                                      --------------
                                                                             141,887
                                                                      --------------
MEDIA -- 1.0%
         1,635  Comcast Corporation Cl A(1)                                   72,463
                                                                      --------------

Shares/Principal Amount                                                  Value

METALS & MINING -- 7.9%
           863  Allegheny Technologies Inc.                                  $89,312
         1,629  Arcelor Mittal New York Shares(1)                             77,492
         2,457  Cia Vale do Rio Doce ADR                                      83,366
         1,422  Cleveland-Cliffs Inc.                                         77,727
         1,250  Southern Copper Corp.                                         78,125
           827  United States Steel Corp.                                     69,046
         2,130  Universal Stainless & Alloy Products, Inc.(1)                 94,253
                                                                      --------------
                                                                             569,321
                                                                      --------------
MULTILINE RETAIL -- 0.9%
         2,061  Dollar Tree Stores Inc.(1)                                    64,839
                                                                      --------------
PHARMACEUTICALS -- 3.8%
         3,729  Dr. Reddy's Laboratories Ltd. ADR                             62,908
         3,949  King Pharmaceuticals, Inc.(1)                                 70,530
         1,769  Medicis Pharmaceutical Corp. Cl A                             67,098
           856  Novo-Nordisk AS ADR                                           73,470
                                                                      --------------
                                                                             274,006
                                                                      --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
         1,611  Capital Trust Inc. Cl A                                       79,906
         2,558  Host Hotels & Resorts Inc.                                    67,710
                                                                      --------------
                                                                             147,616
                                                                      --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.8%
         4,055  Advanced Energy Industries, Inc.(1)                           70,273
         3,827  Applied Materials, Inc.                                       67,853
         2,678  ASML Holding N.V. New York Shares(1)                          68,343
         2,500  Intevac, Inc.(1)                                              55,275
         1,644  MEMC Electronic Materials Inc.(1)                             86,145
         4,829  Ultra Clean Holdings(1)                                       67,316
                                                                      --------------
                                                                             415,205
                                                                      --------------
SOFTWARE -- 3.9%
         1,636  Adobe Systems Inc.(1)                                         63,591
         1,879  Business Objects SA ADR(1)                                    70,726
         3,410  Oracle Corp.(1)                                               58,516
         3,734  Shanda Interactive Entertainment Ltd. ADR(1)                  83,604
                                                                      --------------
                                                                             276,437
                                                                      --------------

------

Legacy Multi Cap

Shares/Principal Amount                                                  Value

SPECIALTY RETAIL -- 1.2%
         2,560  American Eagle Outfitters, Inc.                              $82,893
                                                                      --------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
           972  Polo Ralph Lauren Corp.                                       79,752
         1,628  Unifirst Corporation                                          67,611
                                                                      --------------
                                                                             147,363
                                                                      --------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
         1,472  Millicom International Cellular SA(1)                         97,799
         1,485  Mobile TeleSystems ADR                                        80,428
                                                                      --------------
                                                                             178,227
                                                                      --------------
TOTAL COMMON STOCKS
(Cost $6,208,005)                                                          7,084,228
                                                                      --------------

Shares/Principal Amount                                                        Value

Temporary Cash Investments -- 1.4%
      $100,000  FHLB Discount Notes, 5.00%, 2/1/07(2)
(Cost $100,000)                                                             $100,000
                                                                      --------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $6,308,005)                                                          7,184,228
                                                                      --------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                                      (12,432)
                                                                      --------------
TOTAL NET ASSETS -- 100.0%                                                $7,171,796
                                                                      ==============

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund  shareholders  may  incur  two  types  of  costs:  (1)  transaction  costs, including  sales charges  (loads) on purchase  payments and  redemption/exchange fees;  and (2)  ongoing  costs,  including  management  fees;  distribution  and service  (12b-1)  fees;  and other fund  expenses.  This  example is intended to help you  understand  your ongoing  costs (in dollars) of investing in your fund and to compare  these costs with the ongoing  cost of  investing in other mutual funds.

The example is based on an  investment  of $1,000 made at the  beginning  of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The table provides  information  about actual account values and actual expenses for each  class.  You may use the  information,  together  with the  amount  you invested,  to  estimate  the  expenses  that you paid  over the  period.  First, identify  the share class you own.  Then simply  divide  your  account  value by
$1,000 (for example,  an $8,600  account  value  divided by $1,000 = 8.6),  then multiply  the result by the  number  under the  heading  "Expenses  Paid  During
Period" to estimate the expenses you paid on your account during this period.

If  you  hold   Investor   Class  shares  of  any  American   Century  fund,  or
Institutional  Class shares of the American  Century  Diversified  Bond Fund, in an American  Century account (i.e.,  not a financial  intermediary or retirement plan  account),  American  Century  may charge you a $12.50  semiannual  account maintenance  fee if the  value of those  shares is less  than  $10,000.  We will redeem  shares  automatically  in one of your accounts to pay the $12.50 fee. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered  under your  Social  Security  number.  PERSONAL  ACCOUNTS include  individual  accounts,  joint  accounts,  UGMA/UTMA  accounts,  personal trusts,  Coverdell  Education Savings Accounts and IRAs (including  traditional,
Roth,  Rollover,  SEP-,  SARSEP- and SIMPLE-IRAs),  and certain other retirement accounts.  If you have only business,  business  retirement,  employer-sponsored or American Century  Brokerage  accounts,  you are currently not subject to this fee.  We will not charge the fee as long as you choose to manage  your  accounts exclusively  online.  If you are subject to the Account  Maintenance  Fee,  your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table  also  provides  information  about  hypothetical  account  values and hypothetical  expenses  based on the actual  expense ratio of each class of your fund and an  assumed  rate of return of 5% per year  before  expenses,  which is not the actual return of a fund's share class. The  hypothetical  account values and expenses may not be used to estimate the actual  ending  account  balance or expenses you paid for the period.  You may use this  information  to compare the ongoing  costs of  investing  in your fund and other  funds.  To do so,  compare this 5% hypothetical  example with the 5%  hypothetical  examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads) or redemption/exchange  fees. Therefore,  the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the  relative total costs of owning  different  funds.  In  addition,  if these  transactional costs were included, your costs would have been higher.

------

Legacy Focused Large Cap Shareholder Fee Example
                                                         Expenses Paid
                                                            During
                            Beginning        Ending         Period*      Annualized
                          Account Value  Account Value     8/1/06 -        Expense
                             8/1/06         1/31/07         1/31/07        Ratio*
ACTUAL
Investor Class               $1,000        $1,096.20         $5.81          1.10%
Institutional Class          $1,000        $1,097.40         $4.76          0.90%
Advisor Class                $1,000        $1,094.70         $7.13          1.35%
R Class                      $1,000        $1,093.20         $8.44          1.60%
HYPOTHETICAL
Investor Class               $1,000        $1,019.66         $5.60          1.10%
Institutional Class          $1,000        $1,020.67         $4.58          0.90%
Advisor Class                $1,000        $1,018.40         $6.87          1.35%
R Class                      $1,000        $1,017.14         $8.13          1.60%

Legacy Large Cap Shareholder Fee Example
ACTUAL
Investor Class                $1,000       $1,096.10         $5.81          1.10%
Institutional Class           $1,000       $1,097.40         $4.76          0.90%
Advisor Class                 $1,000       $1,094.70         $7.13          1.35%
R Class                       $1,000       $1,093.20         $8.44          1.60%
HYPOTHETICAL
Investor Class                $1,000       $1,019.66         $5.60          1.10%
Institutional Class           $1,000       $1,020.67         $4.58          0.90%
Advisor Class                 $1,000       $1,018.40         $6.87          1.35%
R Class                       $1,000       $1,017.14         $8.13          1.60%

Legacy Multi Cap Shareholder Fee Example
ACTUAL
Investor Class                $1,000       $1,123.70         $6.16          1.15%
Institutional Class           $1,000       $1,124.90         $5.09          0.95%
Advisor Class                 $1,000       $1,122.10         $7.49          1.40%
R Class                       $1,000       $1,121.70         $8.82          1.65%
HYPOTHETICAL
Investor Class                $1,000       $1,019.41         $5.85          1.15%
Institutional Class           $1,000       $1,020.42         $4.84          0.95%
Advisor Class                 $1,000       $1,018.15         $7.12          1.40%
R Class                       $1,000       $1,016.89         $8.39          1.65%

*Expenses  are  equal to the  class's  annualized  expense  ratio  listed in the
table  above,   multiplied  by  the  average  account  value  over  the  period, multiplied  by 184,  the  number of days in the most  recent  fiscal  half-year, divided by 365, to reflect the one-half year period.

------

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)

                                      Focused
                                     Large Cap       Large Cap        Multi Cap
ASSETS

Investment securities, at value
(cost of $13,621,395,
$6,122,055 and $6,308,005,
respectively)                         $14,966,055      $6,816,025       $7,184,228

Cash                                        4,264          40,662           15,758

Receivable for investments sold           453,912         383,951          318,597

Dividends and interest
receivable                                  8,257           3,830            1,516
                                     ------------    ------------     ------------
                                       15,432,488       7,244,468        7,520,099
                                     ------------    ------------     ------------

LIABILITIES

Payable for investments
purchased                                 447,198         401,426          341,250

Accrued management fees                    11,759           5,966            6,533

Distribution fees payable                     184             174              144

Service fees (and distribution
fees - R Class) payable                       527             522              376
                                     ------------    ------------     ------------
                                          459,668         408,088          348,303
                                     ------------    ------------     ------------

                                     ------------    ------------     ------------
NET ASSETS                            $14,972,820      $6,836,380       $7,171,796
                                     ============    ============     ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                              $14,000,234      $6,216,464       $6,444,258

Accumulated net investment loss           (6,396)         (8,788)          (9,961)

Accumulated net realized loss
on investment transactions              (365,678)        (65,266)        (138,724)

Net unrealized appreciation on
investments                             1,344,660         693,970          876,223
                                     ------------    ------------     ------------
                                      $14,972,820      $6,836,380       $7,171,796
                                     ============    ============     ============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                             $4,901,591      $4,326,563       $5,362,355
Shares outstanding                        444,785         390,910          481,684
Net asset value per share                  $11.02          $11.07           $11.13

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                             $8,351,868        $835,358         $559,284
Shares outstanding                        757,643          75,462           50,231
Net asset value per share                  $11.02          $11.07           $11.13

ADVISOR CLASS, $0.01 PAR VALUE
Net assets                               $891,007        $832,849         $693,492
Shares outstanding                         80,881          75,274           62,318
Net asset value per share                  $11.02          $11.06           $11.13

R CLASS, $0.01 PAR VALUE
Net assets                               $828,354        $841,610         $556,665
Shares outstanding                         75,216          76,088           50,037
Net asset value per share                  $11.01          $11.06           $11.13

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
                                         Focused
                                        Large Cap      Large Cap      Multi Cap
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes
withheld of $824, $199 and $186,
respectively)                               $83,256        $52,183         $41,592

Interest                                      6,209          1,919           2,369
                                        -----------    -----------     -----------
                                             89,465         54,102          43,961
                                        -----------    -----------     -----------

EXPENSES:

Management fees                              43,792         31,745          34,232

Distribution fees --
Advisor Class                                 1,084          1,005             816

Service fees -- Advisor Class                 1,084          1,005             816

Distribution and service fees -- R
Class                                         1,959          1,998           1,314

Directors' fees and expenses                     77             65              61

Other expenses                                    7              5               5
                                        -----------    -----------     -----------
                                             48,003         35,823          37,244
                                        -----------    -----------     -----------

NET INVESTMENT INCOME (LOSS)                 41,462         18,279           6,717
                                        -----------    -----------     -----------

REALIZED AND UNREALIZED
GAIN (LOSS)

Net realized gain (loss) on
investment transactions                   (241,233)         39,914        (76,524)

Change in net unrealized
appreciation (depreciation) on
investments                               1,159,338         506,458        822,390
                                        -----------    -----------     -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                 918,105        546,372         745,866
                                        -----------    -----------     -----------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                            $959,567       $564,651        $752,583
                                        ===========    ===========     ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND PERIOD ENDED JULY 31, 2006

                             Focused Large Cap                 Large Cap
Increase (Decrease)      January 31,     July 31,      January 31,     July 31,
in Net Assets               2007          2006(1)         2007          2006(1)

OPERATIONS

Net investment income
(loss)                        $41,462         $6,504        $18,279         $3,553

Net realized gain
(loss)                      (241,233)      (124,445)         39,914      (105,180)

Change in net
unrealized
appreciation
(depreciation)              1,159,338        185,322        506,458        187,512
                          -----------    -----------    -----------    -----------

Net increase
(decrease) in net
assets
resulting from
operations                    959,567         67,381        564,651         85,885
                          -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class              (27,963)             --       (20,734)             --

 Institutional
 Class                       (20,238)             --        (5,040)             --

 Advisor Class                (3,836)             --        (2,993)             --

 R Class                      (2,325)             --        (1,853)             --
                          -----------    -----------    -----------    -----------
Decrease in net
assets from
distributions                (54,362)             --       (30,620)             --
                          -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions          8,037,965      5,962,269      1,839,989      4,376,475
                          -----------    -----------    -----------    -----------

NET INCREASE
(DECREASE) IN NET
ASSETS                      8,943,170      6,029,650      2,374,020      4,462,360

NET ASSETS

Beginning of period         6,029,650             --      4,462,360             --
                          -----------    -----------    -----------    -----------

End of period             $14,972,820     $6,029,650     $6,836,380     $4,462,360
                          ===========    ===========    ===========    ===========

Accumulated
undistributed
net investment income
(loss)                       $(6,396)         $6,504       $(8,788)         $3,553
                          ===========    ===========    ===========    ===========

(1) May 31, 2006 (fund inception) through July 31, 2006.

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND PERIOD ENDED JULY 31, 2006
                                                              Multi Cap
                                                    January 31,       July 31,
Increase (Decrease) in Net Assets                       2007           2006(1)

OPERATIONS

Net investment income (loss)                               $6,717           $5,607

Net realized gain (loss)                                 (76,524)         (62,200)

Change in net unrealized appreciation
(depreciation)                                            822,390           53,833
                                                      -----------      -----------
Net increase (decrease) in net assets resulting
from operations                                           752,583          (2,760)
                                                      -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                          (17,944)               --

 Institutional Class                                      (2,505)               --

 Advisor Class                                            (1,436)               --

 R Class                                                    (400)               --
                                                      -----------      -----------
Decrease in net assets from distributions                (22,285)               --
                                                      -----------      -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                              2,029,261        4,414,997
                                                      -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                   2,759,559        4,412,237

NET ASSETS

Beginning of period                                     4,412,237               --
                                                      -----------      -----------
End of period                                          $7,171,796       $4,412,237
                                                      ===========      ===========

Accumulated undistributed net investment income
(loss)                                                   $(9,961)           $5,607
                                                      ===========      ===========

(1) May 31, 2006 (fund inception) through July 31, 2006.

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION  -- American  Century  Growth  Funds,  Inc.  (the  corporation)  is registered  under  the  Investment  Company  Act of 1940  (the  1940  Act) as an
open-end management  investment company.  Legacy Focused Large Cap Fund (Focused
Large Cap),  Legacy  Large Cap Fund (Large Cap) and Legacy Multi Cap Fund (Multi
Cap)  (collectively,  the  funds)  are  three  funds in a series  issued  by the corporation.  Focused  Large Cap is  non-diversified  under the 1940 Act.  Large
Cap and Multi Cap are  diversified  under the 1940 Act.  The  funds'  investment objective is to seek long-term  capital growth.  Focused Large Cap and Large Cap pursue their investment  objective by investing in stocks of large-sized  market
capitalization  companies.   Multi  Cap  pursues  its  investment  objective  by
investing  in stocks  of  small-,  mid- and  large-sized  market  capitalization companies.  The  following  is a summary  of the funds'  significant  accounting policies.

MULTIPLE  CLASS -- The funds are  authorized  to issue the Investor  Class,  the
Institutional  Class,  the  Advisor  Class and the R Class.  The  share  classes differ  principally in their respective  distribution and shareholder  servicing expenses and  arrangements.  All shares of each fund represent an equal pro rata interest  in the net assets of the class to which such shares  belong,  and have identical  voting,  dividend,  liquidation  and other  rights and the same terms and  conditions,  except for class  specific  expenses and  exclusive  rights to vote on matters affecting only individual  classes.  Income,  non-class specific expenses,  and realized  and  unrealized  capital  gains and losses of the funds are  allocated to each class of shares based on their  relative net assets.  All classes  of the funds  commenced  sale on May 31,  2006,  the  funds'  inception date.

SECURITY  VALUATIONS -- Securities  traded  primarily on a principal  securities exchange  are valued at the last  reported  sales  price,  or at the mean of the latest bid and asked  prices where no last sales price is  available.  Depending on local  convention  or  regulation,  securities  traded  over-the-counter  are valued at the mean of the latest  bid and asked  prices,  the last sales  price, or  the  official  close  price.  Debt  securities  not  traded  on a  principal securities  exchange are valued through a commercial  pricing  service or at the mean of the most  recent  bid and  asked  prices.  Discount  notes may be valued through a commercial  pricing service or at amortized cost,  which  approximates
fair   value.   Securities   traded  on   foreign   securities   exchanges   and
over-the-counter  markets are  normally  completed  before the close of business on days that the New York Stock  Exchange  (the  Exchange)  is open and may also take place on days when the  Exchange is not open.  If an event occurs after the value of a security  was  established  but before the net asset  value per share was determined  that was likely to materially  change the net asset value,  that security  would  be  valued  at fair  value as  determined  in  accordance  with procedures  adopted by the Board of Directors.  If the funds  determine that the market  price of a  portfolio  security is not  readily  available,  or that the valuation  methods  mentioned  above do not reflect the  security's  fair value, such  security is valued at its fair value as  determined  by, or in  accordance with  procedures  adopted  by, the Board of  Directors  or its  designee if such fair value  determination  would  materially  impact a fund's  net asset  value.
Certain  other  circumstances  may cause the funds to fair value a security such as: a security  has been  declared  in default;  trading in a security  has been halted  during the  trading  day;  or there is a foreign  market  holiday and no trading will commence.

SECURITY  TRANSACTIONS  -- Security  transactions  are  accounted  for as of the trade date.  Net  realized  gains and losses are  determined  on the  identified cost basis, which is also used for federal income tax purposes.

INVESTMENT  INCOME -- Dividend  income less foreign taxes  withheld,  if any, is recorded  as of  the  ex-dividend  date.  Interest  income  is  recorded  on the
accrual  basis  and  includes   accretion  of  discounts  and   amortization  of
premiums.

REPURCHASE  AGREEMENTS -- The funds may enter into  repurchase  agreements  with institutions  that American  Century  Investment  Management,  Inc.  (ACIM) (the
investment  advisor)  has  determined  are  creditworthy  pursuant  to  criteria adopted by the Board of  Directors.  Each  repurchase  agreement  is recorded at cost.  Each  fund  requires  that the  collateral,  represented  by  securities, received in a  repurchase  transaction  be  transferred  to the  custodian  in a manner  sufficient  to enable each fund to obtain those  securities in the event of a default under the repurchase  agreement.  ACIM monitors,  on a daily basis, the securities  transferred to ensure the value,  including accrued interest, of the  securities  under each  repurchase  agreement  is equal to or greater  than amounts owed to each fund under each repurchase agreement.

------

JOINT  TRADING  ACCOUNT  --  Pursuant  to  an  Exemptive  Order  issued  by  the
Securities  and  Exchange  Commission,  each fund,  along with other  registered
investment  companies  having  management   agreements  with  ACIM  or  American
Century Global  Investment  Management,  Inc. (ACGIM),  may transfer  uninvested cash balances into a joint trading  account.  These balances are invested in one or more  repurchase  agreements  that are  collateralized  by U.S.  Treasury  or
Agency obligations.

INCOME TAX STATUS -- It is each fund's  policy to distribute  substantially  all net investment  income and net realized gains to  shareholders  and to otherwise qualify as a regulated  investment  company  under  provisions  of the  Internal
Revenue  Code.  Accordingly,  no  provision  has been made for  federal or state income taxes.

DISTRIBUTIONS  TO SHAREHOLDERS --  Distributions to shareholders are recorded on
the  ex-dividend  date.   Distributions  from  net  investment  income  and  net
realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS  --  Under  the  corporation's  organizational  documents,  its officers and directors are indemnified  against certain  liabilities arising out of the  performance  of their duties to the funds.  In  addition,  in the normal course  of  business,  the funds  enter  into  contracts  that  provide  general indemnifications.  The funds'  maximum  exposure  under  these  arrangements  is unknown  as this  would  involve  future  claims  that may be made  against  the funds.  The risk of material  loss from such claims is  considered by management to be remote.

USE OF ESTIMATES -- The financial  statements  are prepared in  conformity  with accounting  principles  generally  accepted  in the  United  States of  America, which may require  management to make certain  estimates and  assumptions at the date of the  financial  statements.  Actual  results  could  differ  from  these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT  FEES -- The  corporation  has entered  into a  Management  Agreement with ACIM,  under which ACIM  provides  the funds with  investment  advisory and management  services in exchange for a single,  unified management fee (the fee)
per class.  The  Agreement  provides  that all  expenses  of the  funds,  except brokerage  commissions,  taxes,  interest,  fees and expenses of those directors who  are  not  considered  "interested  persons"  as  defined  in the  1940  Act
(including counsel fees) and extraordinary  expenses,  will be paid by ACIM. The fee is  computed  and  accrued  daily  based on the  daily  net  assets  of each specific  class of shares of each fund and paid  monthly in  arrears.  For funds with a stepped fee  schedule,  the rate of the fee is  determined  by applying a fee rate  calculation  formula.  This  formula  takes  into  account  all of the
investment   advisor's  assets  under  management  in  each  fund's   investment
strategy  (strategy  assets)  to  calculate  the  appropriate  fee rate for each fund.  The strategy  assets  include each fund's  assets and the assets of other clients of the  investment  advisor that are not in the American  Century family of funds,  but that have the same investment team and investment  strategy.  The annual  management  fee schedule for Focused Large Cap and Large Cap ranges from
0.80% to 1.10% for the Investor  Class and R Class.  The annual  management  fee schedule for Multi Cap ranges from 0.85% to 1.15% for the  Investor  Class and R
Class.  The  Institutional  Class is 0.20% less and the  Advisor  Class is 0.25%
less at each point within the range.

For the six months ended January 31, 2007, the effective  annual  management fee for each class of each fund was as follows:

                               Investor & R      Institutional        Advisor
Focused Large Cap                 1.10%              0.90%             0.85%
Large Cap                         1.10%              0.90%             0.85%
Multi Cap                         1.15%              0.95%             0.90%

DISTRIBUTION  AND SERVICE  FEES -- The Board of  Directors  has adopted a Master
Distribution  and  Shareholder  Services Plan for the Advisor Class and a Master
Distribution  and  Individual   Shareholder   Services  Plan  for  the  R  Class
(collectively,  the plans),  pursuant  to Rule 12b-1 of the 1940 Act.  The plans provide that the Advisor Class will pay American  Century  Investment  Services,
Inc.  (ACIS) an  annual  distribution  fee equal to 0.25% and an annual  service fee equal to 0.25%.  The plans  provide that the R Class will pay ACIS an annual distribution  and service fee equal to 0.50%.  The fees are computed and accrued daily  based on each  class's  average  daily net  assets  and paid  monthly  in arrears.  The  distribution fee provides  compensation for expenses  incurred by financial  intermediaries in connection with distributing  shares of the classes including, but not limited to, payments to brokers, dealers, and

------

financial  institutions  that have entered into sales agreements with respect to shares of the funds.  The service fee provides  compensation for shareholder and administrative  services  rendered by ACIS, its affiliates or independent  third party  providers  for  Advisor  Class  shares  and  for  individual  shareholder
services   rendered   by   broker/dealers   or   other   independent   financial
intermediaries  for R Class  shares.  Fees  incurred  under the plans during the six months ended January 31, 2007, are detailed in the Statement of Operations.

RELATED  PARTIES -- Certain  officers and directors of the  corporation are also officers  and/or  directors,  and,  as  a  group,  controlling  stockholders  of
American  Century  Companies,  Inc.  (ACC),  the  parent  of  the  corporation's investment  advisor,  ACIM, the  distributor of the  corporation,  ACIS, and the corporation's  transfer agent,  American Century  Services,  LLC. ACIM owns 22%,
49% and 31% of the  outstanding  shares  of  Focused  Large  Cap,  Large Cap and
Multi Cap, respectively.

During the six months  ended  January 31,  2007,  the funds  invested in a money
market  fund  for  temporary   purposes,   which  was  managed  by  J.P.  Morgan
Investment  Management,  Inc.  (JPMIM).  JPMIM is a wholly owned  subsidiary  of
JPMorgan Chase & Co. (JPM).  JPM is an equity  investor in ACC. The funds have a bank line of credit  agreement  with  JPMorgan  Chase Bank  (JPMCB).  JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment  transactions,  excluding short-term investments,  for the six months ended January 31, 2007, were as follows:

                              Focused Large Cap      Large Cap       Multi Cap
Purchases                        $17,157,996        $10,267,529     $8,979,865
Proceeds from sales              $9,003,084          $8,407,943     $6,987,263

4. CAPITAL SHARE TRANSACTIONS

The  corporation is authorized to issue  3,000,000,000  shares.  Transactions in shares of the funds were as follows:

Focused Large Cap
                                    Six months ended                Period ended
                                    January 31, 2007              July 31, 2006(1)
                                  Shares         Amount        Shares         Amount

INVESTOR CLASS
Sold                                 181,386    $1,877,332        365,089     $3,649,367
Issued in reinvestment of
distributions                          2,572        27,620             --             --
Redeemed                           (102,070)   (1,066,488)        (2,192)       (21,621)
                                ------------  ------------   ------------   ------------
                                      81,888       838,464        362,897      3,627,746
                                ------------  ------------   ------------   ------------
INSTITUTIONAL CLASS
Sold                                 680,759     7,205,856         75,000        750,133
Issued in reinvestment of
distributions                          1,884        20,238             --             --
                                ------------  ------------   ------------   ------------
                                     682,643     7,226,094         75,000        750,133
                                ------------  ------------   ------------   ------------
ADVISOR CLASS
Sold                                      --            --         83,577        834,257
Issued in reinvestment of
distributions                            334         3,582             --             --
Redeemed                             (3,030)      (32,500)             --             --
                                ------------  ------------   ------------   ------------
                                     (2,696)      (28,918)         83,577        834,257
                                ------------  ------------   ------------   ------------
R CLASS
Sold                                      --            --         75,000        750,133
Issued in reinvestment of
distributions                            216         2,325             --             --
                                ------------  ------------   ------------   ------------
                                         216         2,325         75,000        750,133
                                ------------  ------------   ------------   ------------
Net increase (decrease)              762,051    $8,037,965        596,474     $5,962,269
                                ============  ============   ============   ============

(1) May 31, 2006 (fund inception) through July 31, 2006.

------

Large Cap
                                    Six months ended                Period ended
                                    January 31, 2007              July 31, 2006(1)
                                 Shares         Amount         Shares         Amount
INVESTOR CLASS
Sold                                249,298     $2,599,116        223,046     $2,206,213
Issued in reinvestment of
distributions                         1,825         19,926             --             --
Redeemed                           (75,121)      (798,790)        (8,138)       (79,957)
                               ------------   ------------   ------------   ------------
                                    176,002      1,820,252        214,908      2,126,256
                               ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS
Sold                                     --             --         75,000        750,073
Issued in reinvestment of
distributions                           462          5,040             --             --
                               ------------   ------------   ------------   ------------
                                        462          5,040         75,000        750,073
                               ------------   ------------   ------------   ------------
ADVISOR CLASS
Sold                                  4,916         50,022         75,000        750,073
Issued in reinvestment of
distributions                           274          2,993             --             --
Redeemed                            (4,916)       (50,197)             --             --
                               ------------   ------------   ------------   ------------
                                        274          2,818         75,000        750,073
                               ------------   ------------   ------------   ------------
R CLASS
Sold                                    918         10,026         75,000        750,073
Issued in reinvestment of
distributions                           170          1,853             --             --
                               ------------   ------------   ------------   ------------
                                      1,088         11,879         75,000        750,073
                               ------------   ------------   ------------   ------------
Net increase (decrease)             177,826     $1,839,989        439,908     $4,376,475
                               ============   ============   ============   ============

Multi Cap
INVESTOR CLASS
Sold                               250,138      $2,550,572        294,202     $2,919,311
Issued in reinvestment of
distributions                        1,581          17,143             --             --
Redeemed                          (51,740)       (542,795)       (12,497)      (122,653)
                              ------------    ------------   ------------   ------------
                                   199,979       2,024,920        281,705      2,796,658
                              ------------    ------------   ------------   ------------
INSTITUTIONAL CLASS
Sold                                    --              --         50,000        500,036
Issued in reinvestment of
distributions                          231           2,505             --             --
                              ------------    ------------   ------------   ------------
                                       231           2,505         50,000        500,036
                              ------------    ------------   ------------   ------------
ADVISOR CLASS
Sold                                    --              --         62,185        618,223
Issued in reinvestment of
distributions                          133           1,436             --             --
                              ------------    ------------   ------------   ------------
                                       133           1,436         62,185        618,223
                              ------------    ------------   ------------   ------------
R CLASS
Sold                                    --              --         50,000        500,080
Issued in reinvestment of
distributions                           37             400             --             --
                              ------------    ------------   ------------   ------------
                                        37             400         50,000        500,080
                              ------------    ------------   ------------   ------------
Net increase (decrease)            200,380      $2,029,261        443,890     $4,414,997
                              ============    ============   ============   ============

(1) May 31, 2006 (fund inception) through July 31, 2006.

------

5. RISK FACTORS

The funds'  investment  process  may result in high  portfolio  turnover,  which could mean high  transaction  costs,  affecting  both  performance  and  capital gains tax liabilities to investors.

Focused Large Cap is considered  non-diversified,  which may subject the fund to risk because a price  change in any one security may have a greater  impact than would be the case if the fund were diversified.

Multi Cap invests in common stocks of small  companies.  Because of this,  Multi
Cap may be  subject to greater  risk and  market  fluctuations  than a fund that only invests in larger, more established companies.

6. BANK LINE OF CREDIT

The funds,  along with  certain  other  funds  managed by ACIM or ACGIM,  have a
$500,000,000  unsecured bank line of credit  agreement with JPMCB. The funds may
borrow  money  for   temporary  or  emergency   purposes  to  fund   shareholder
redemptions.  Borrowings  under the agreement bear interest at the Federal Funds rate plus  0.40%.  The funds did not borrow  from the line during the six months ended January 31, 2007.

7. FEDERAL TAX INFORMATION

The  book-basis  character  of  distributions  made  during  the  year  from net investment  income  or  net  realized  gains  may  differ  from  their  ultimate characterization  for federal  income tax purposes.  These  differences  reflect the  differing  character of certain  income  items and net  realized  gains and
losses  for  financial   statement   and  tax   purposes,   and  may  result  in
reclassification among certain capital accounts on the financial statements.

As of January 31, 2007,  the  components of  investments  for federal income tax purposes were as follows:

                                          Focused
                                         Large Cap      Large Cap      Multi Cap

Federal tax cost of investments          $13,621,395     $6,122,055     $6,308,005
                                        ============   ============   ============
Gross tax appreciation of investments     $1,377,329       $756,862       $953,396
Gross tax depreciation of investments       (32,669)       (62,892)       (77,173)
                                        ------------   ------------   ------------
Net tax appreciation (depreciation)
of investments                            $1,344,660       $693,970       $876,223
                                        ============   ============   ============

The cost of  investments  for federal  income tax  purposes  was the same as the cost for financial statement purposes.

As of July 31,  2006,  Focused  Large Cap,  Large Cap and Multi Cap had  capital loss  deferrals of $124,445,  $105,180  and $62,368,  respectively.  The capital loss  deferrals  represent net capital losses  incurred in the two-month  period ended  July 31,  2006.  The funds have  elected  to treat such  losses as having been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In  June  2006,  the  Financial   Accounting   Standards   Board  (FASB)  issued
Interpretation  No.  48,  "Accounting  for  Uncertainty  in  Income  Taxes  - an
Interpretation  of FASB  Statement  No.  109" (FIN  48).  FIN 48  establishes  a minimum  threshold  for  financial  statement  recognition  of  the  benefit  of positions  taken in filing tax returns  (including  whether an entity is taxable in a particular  jurisdiction),  and requires  certain expanded tax disclosures.
FIN 48 is effective for fiscal years  beginning  after December 15, 2006, and is to be  applied to all open tax years as of the date of  effectiveness.  The FASB issued  Statement  of  Financial  Accounting  Standards  No.  157,  "Fair  Value
Measurements"  (FAS 157),  in  September  2006,  which is  effective  for fiscal
years   beginning   after  November  15,  2007.  FAS  157  defines  fair  value, establishes  a framework  for  measuring  fair value and  expands  the  required financial  statement  disclosures about fair value  measurements.  Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------

FINANCIAL HIGHLIGHTS
Legacy Focused Large Cap

Investor Class

For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                       $10.11         $10.00
                                                       ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                             0.05           0.01
 Net Realized and Unrealized Gain (Loss)                     0.92           0.10
                                                       ----------     ----------
 Total From Investment Operations                            0.97           0.11
                                                       ----------     ----------
Distributions
 From Net Investment Income                                (0.06)             --
                                                       ----------     ----------
Net Asset Value, End of Period                             $11.02         $10.11
                                                       ==========     ==========

TOTAL RETURN(4)                                             9.62%          1.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.10%(5)       1.10%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.97%(5)       0.88%(5)

Portfolio Turnover Rate                                      107%            30%

Net Assets, End of Period (in thousands)                   $4,902         $3,669

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.11         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.06           0.02
 Net Realized and Unrealized Gain (Loss)                0.92           0.09
                                                     ----------     ----------
 Total From Investment Operations                       0.98           0.11
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.07)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.02         $10.11
                                                     ==========     ==========

TOTAL RETURN(4)                                         9.74%          1.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    0.90%(5)       0.90%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    1.17%(5)       1.08%(5)

Portfolio Turnover Rate                                      107%            30%

Net Assets, End of Period (in thousands)                   $8,352           $758

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.11         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.04           0.01
 Net Realized and Unrealized Gain (Loss)                0.92           0.10
                                                     ----------     ----------
 Total From Investment Operations                       0.96           0.11
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.05)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.02         $10.11
                                                     ==========     ==========

TOTAL RETURN(4)                                         9.47%          1.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.35%(5)       1.35%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.72%(5)       0.63%(5)

Portfolio Turnover Rate                                      107%            30%

Net Assets, End of Period (in thousands)                     $891           $845

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.10         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.03           0.01
 Net Realized and Unrealized Gain (Loss)                0.91           0.09
                                                     ----------     ----------
 Total From Investment Operations                       0.94           0.10
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.03)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.01         $10.10
                                                     ==========     ==========

TOTAL RETURN(4)                                         9.32%          1.00%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.60%(5)       1.60%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.47%(5)       0.38%(5)

Portfolio Turnover Rate                                      107%            30%

Net Assets, End of Period (in thousands)                     $828           $758

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

Investor Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.15         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.04           0.01
 Net Realized and Unrealized Gain (Loss)                0.94           0.14
                                                     ----------     ----------
 Total From Investment Operations                       0.98           0.15
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.06)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.07         $10.15
                                                     ==========     ==========

TOTAL RETURN(4)                                         9.61%          1.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.10%(5)       1.10%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.67%(5)       0.66%(5)

Portfolio Turnover Rate                                      142%            39%

Net Assets, End of Period (in thousands)                   $4,327         $2,180

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.15         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.05           0.01
 Net Realized and Unrealized Gain (Loss)                0.94           0.14
                                                     ----------     ----------
 Total From Investment Operations                       0.99           0.15
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.07)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.07         $10.15
                                                     ==========     ==========

TOTAL RETURN(4)                                         9.74%          1.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    0.90%(5)       0.90%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.87%(5)       0.86%(5)

Portfolio Turnover Rate                                      142%            39%

Net Assets, End of Period (in thousands)                     $835           $761

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.14         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.02           0.01
 Net Realized and Unrealized Gain (Loss)                0.94           0.13
                                                     ----------     ----------
 Total From Investment Operations                       0.96           0.14
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.04)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.06         $10.14
                                                     ==========     ==========

TOTAL RETURN(4)                                         9.47%          1.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.35%(5)       1.35%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.42%(5)       0.41%(5)

Portfolio Turnover Rate                                      142%            39%

Net Assets, End of Period (in thousands)                     $833           $761

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.14         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.01           --(4)
 Net Realized and Unrealized Gain (Loss)                0.93           0.14
                                                     ----------     ----------
 Total From Investment Operations                       0.94           0.14
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.02)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.06         $10.14
                                                     ==========     ==========

TOTAL RETURN(5)                                         9.32%          1.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                                    1.60%(6)       1.60%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.17%(6)       0.16%(6)

Portfolio Turnover Rate                                      142%            39%

Net Assets, End of Period (in thousands)                     $842           $760

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

Investor Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $9.94         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.01           0.01
 Net Realized and Unrealized Gain (Loss)                1.22          (0.07)
                                                     ----------     ----------
 Total From Investment Operations                       1.23          (0.06)
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.04)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.13          $9.94
                                                     ==========     ==========

TOTAL RETURN(4)                                        12.37%         (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.15%(5)       1.15%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.27%(5)       0.99%(5)

Portfolio Turnover Rate                                      116%            14%

Net Assets, End of Period (in thousands)                   $5,362         $2,801

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $9.94         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.03           0.02
 Net Realized and Unrealized Gain (Loss)                1.21          (0.08)
                                                     ----------     ----------
 Total From Investment Operations                       1.24          (0.06)
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.05)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.13          $9.94
                                                     ==========     ==========

TOTAL RETURN(4)                                        12.49%         (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    0.95%(5)       0.95%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.47%(5)       1.19%(5)

Portfolio Turnover Rate                                      116%            14%

Net Assets, End of Period (in thousands)                     $559           $497

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $9.94         $10.00
                                                    ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        --(4)          0.01
 Net Realized and Unrealized Gain (Loss)                1.21          (0.07)
                                                    ----------     ----------
 Total From Investment Operations                       1.21          (0.06)
                                                    ----------     ----------
Distributions
 From Net Investment Income                            (0.02)           --
                                                    ----------     ----------
Net Asset Value, End of Period                         $11.13          $9.94
                                                    ==========     ==========

TOTAL RETURN(5)                                        12.21%         (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.40%(6)       1.40%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.02%(6)       0.74%(6)

Portfolio Turnover Rate                                      116%            14%

Net Assets, End of Period (in thousands)                     $693           $618

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                       2007(1)        2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $9.93         $10.00
                                                     ----------     ----------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       (0.01)          0.01
 Net Realized and Unrealized Gain (Loss)                1.22          (0.08)
                                                     ----------     ----------
 Total From Investment Operations                       1.21          (0.07)
                                                     ----------     ----------
Distributions
 From Net Investment Income                            (0.01)           --
                                                     ----------     ----------
Net Asset Value, End of Period                         $11.13          $9.93
                                                     ==========     ==========

TOTAL RETURN(4)                                        12.17%         (0.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.65%(5)       1.65%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                  (0.23)%(5)       0.49%(5)

Portfolio Turnover Rate                                      116%            14%

Net Assets, End of Period (in thousands)                     $557           $497

(1)  Six months ended January 31, 2007 (unaudited).

(2)  May 31, 2006 (fund inception) through July 31, 2006.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------

SHARE CLASS INFORMATION

Four classes of shares are  authorized  for sale by the funds:  Investor  Class,
Institutional  Class,  Advisor  Class and R Class.  The total  expense  ratio of
Institutional  Class  shares is lower than that of Investor  Class  shares.  The total  expense  ratios of the Advisor  Class and R Class  shares are higher than that of Investor Class shares.

INVESTOR  CLASS shares are  available for purchase in two ways: 1) directly from
American  Century  without any  commissions or other fees; or 2) through certain financial  intermediaries  (such as banks,  broker-dealers,  insurance companies and  investment  advisors),  which may require  payment of a transaction  fee to the financial intermediary.

INSTITUTIONAL   CLASS  shares  are   available  to  large   investors   such  as
endowments,  foundations,  and retirement plans, and to financial intermediaries serving these  investors.  This class  recognizes the  relatively  lower cost of serving  institutional  customers  and others who invest at least $5 million ($3 million  for  endowments  and  foundations)  in an American  Century  fund or at least $10 million in multiple  funds.  In recognition of the larger  investments and account  balances and  comparatively  lower  transaction  costs, the unified management  fee of  Institutional  Class  shares is 0.20% less than the  unified management fee of Investor Class shares.

ADVISOR  CLASS  shares  are  sold  primarily   through   institutions   such  as
investment advisors, banks,  broker-dealers,  insurance companies, and financial advisors.  Advisor  Class  shares  are  subject  to a 0.50%  annual  Rule  12b-1 distribution  and service fee. The total  expense  ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily  through  employer-sponsored  retirement plans and through  institutions such as investment  advisors,  banks,  broker-dealers, and insurance  companies.  The unified  management fee for R Class shares is the same as for  Investor  Class  shares.  R Class  shares  are  subject  to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares  represent a pro rata  interest in the funds and generally have the same rights and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As  required  by law,  any  distributions  you  receive  from an IRA or  certain
403(b),  457 and  qualified  plans [those not eligible for rollover to an IRA or to  another  qualified  plan] are  subject to  federal  income tax  withholding, unless you elect not to have  withholding  apply.  Tax will be  withheld  on the total amount  withdrawn  even though you may be  receiving  amounts that are not subject  to  withholding,  such as  nondeductible  contributions.  In such case, excess  amounts of  withholding  could  occur.  You may adjust your  withholding election so that a greater or lesser amount will be withheld.

If you don't  want us to  withhold  on this  amount,  you must  notify us to not withhold  the federal  income tax.  Even if you plan to roll over the amount you withdraw to another  tax-deferred  account,  the withholding  rate still applies to the withdrawn  amount unless we have received notice not to withhold  federal income tax prior to the  withdrawal.  You may notify us in writing or in certain situations by telephone or through other  electronic  means.  You have the right to revoke your  withholding  election at any time and any  election you make may remain in effect until revoked by filing a new election.

Remember,  even if you elect not to have  income  tax  withheld,  you are liable for paying income tax on the taxable  portion of your  withdrawal.  If you elect not to have income tax  withheld or you don't have enough  income tax  withheld, you may be  responsible  for payment of estimated  tax. You may incur  penalties under the  estimated  tax rules if your  withholding  and estimated tax payments are not sufficient.

State tax will be withheld  if, at the time of your  distribution,  your address is within one of the mandatory  withholding  states and you have federal  income
tax  withheld.   State  taxes  will  be  withheld  from  your   distribution  in
accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century  Investment  Management,  Inc., the funds' investment  advisor, is responsible  for exercising the voting rights  associated with the securities purchased  and/or  held  by  the  funds.  A  description  of  the  policies  and procedures  the advisor  uses in  fulfilling  this  responsibility  is available without charge,  upon request, by calling  1-800-345-2021.  It is also available on American Century's website at  americancentury.com  and on the Securities and
Exchange  Commission's  website  at  sec.gov.   Information  regarding  how  the
investment  advisor voted proxies  relating to portfolio  securities  during the most recent  12-month  period  ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The  funds  file  their  complete  schedule  of  portfolio   holdings  with  the
Securities  and Exchange  Commission  (SEC) for the first and third  quarters of each fiscal year on Form N-Q.  The funds'  Forms N-Q are  available on the SEC's website  at  sec.gov,  and  may be  reviewed  and  copied  at the  SEC's  Public
Reference  Room in  Washington,  DC.  Information on the operation of the Public
Reference  Room may be obtained by calling  1-800-SEC-0330.  The funds also make their  complete  schedule of portfolio  holdings for the most recent  quarter of their fiscal year  available on their website at  americancentury.com  and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The  following  indices are used to illustrate  investment  market,  sector,  or style  performance  or to serve as fund  performance  comparisons.  They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a  market-capitalization  weighted,  large-cap  index created  by Frank  Russell  Company  to  measure  the  performance  of the 1,000 largest  companies in the Russell 3000 Index (the 3,000 largest  publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000® GROWTH INDEX  measures the  performance  of those Russell 1000
Index  companies  (the 1,000 largest of the 3,000 largest  publicly  traded U.S.
companies,  based on total  market  capitalization)  with  higher  price-to-book ratios and higher forecasted growth values.

The RUSSELL  1000® VALUE INDEX  measures the  performance  of those Russell 1000
Index  companies  (the 1,000 largest of the 3,000 largest  publicly  traded U.S.
companies,  based on  total  market  capitalization)  with  lower  price-to-book ratios and lower forecasted growth values.

The RUSSELL  2000® INDEX is a  market-capitalization  weighted  index created by
Frank Russell  Company to measure the  performance  of the 2,000 smallest of the
3,000  largest   publicly   traded  U.S.   companies,   based  on  total  market
capitalization.

The RUSSELL 2000® GROWTH INDEX  measures the  performance  of those Russell 2000
Index  companies (the 2,000 smallest of the 3,000 largest  publicly  traded U.S.
companies,  based on total  market  capitalization)  with  higher  price-to-book ratios and higher forecasted growth values.

The RUSSELL  2000® VALUE INDEX  measures the  performance  of those Russell 2000
Index  companies (the 2,000 smallest of the 3,000 largest  publicly  traded U.S.
companies,  based on  total  market  capitalization)  with  lower  price-to-book ratios and lower forecasted growth values.

The RUSSELL  3000® INDEX  measures  the  performance  of the 3,000  largest U.S.
companies based on total market capitalization,  which represents  approximately
98% of the investable U.S. equity market. As of the latest  reconstitution,  the average market  capitalization  was approximately $4 billion;  the median market capitalization  was  approximately  $700  million.  The index had a total market capitalization range of approximately $309 billion to $128 million.

The RUSSELL 3000® GROWTH INDEX  measures the  performance  of those Russell 3000
Index  companies  (the  3,000  largest  U.S.  companies  based on  total  market capitalization)  with higher  price-to-book  ratios and higher forecasted growth values.

The RUSSELL  MIDCAP® INDEX  measures the  performance of the 800 smallest of the
1,000  largest   publicly   traded  U.S.   companies,   based  on  total  market
capitalization.

------

Index Definitions

The RUSSELL  MIDCAP®  GROWTH INDEX  measures the  performance  of those  Russell
Midcap Index  companies (the 800 smallest of the 1,000 largest  publicly  traded
U.S.   companies,   based   on  total   market   capitalization)   with   higher
price-to-book ratios and higher forecasted growth values.

The RUSSELL  MIDCAP®  VALUE INDEX  measures  the  performance  of those  Russell
Midcap companies with lower  price-to-book  ratios and lower  forecasted  growth values.

The  S&P 500  INDEX  is a  market  value-weighted  index  of the  stocks  of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's,  it is considered to be a broad measure of
U.S. stock market performance.

------

[blank page]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GROWTH FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS  REPORT AND THE  STATEMENTS  IT  CONTAINS  ARE  SUBMITTED  FOR THE  GENERAL
INFORMATION OF OUR  SHAREHOLDERS.  THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO  PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  AN  EFFECTIVE
PROSPECTUS.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

0703
SH-SAN-53520N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    March 30, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    March 30, 2007

          /s/ Robert J. Leach
By:      ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    March 30, 2007